Debt (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Debt Instrument, Periodic Payment, Principal		$ 1,000,000
Notes Payable	$ 0	7,860
Funding Portal [Member]
Defined Benefit Plan Disclosure [Line Items]
Notes Payable		$ 7,860
Common Stock Dividends, Shares	1,671,360